Warrants (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrants
Warrants outstanding (in Shares)	8,869,633	9,929,139
Exercise price	$ 11.50
Fair value of traded warrants	$ 1.95	$ 6.65